________________________ DEED NUMBER TWO (2) _________________________________

_____________________________ AMENDMENT _________________________________________-

______________________ TO THE DEED OF TRUST _________________________________

___In the City of San Juan, Puerto Rico, this Tenth (10th) day of August Two Thousand Twenty-Three (2023). _____________________________________________________

________________________________BEFORE ME___________________________________________

--- PAOLA C. UBIÑAS DÁVILA, Notary Public and Attorney-at-Law in and for the Commonwealth of Puerto Rico, with offices at 270 Muñoz Rivera Avenue, Suite 1112, San Juan, Puerto Rico, and residence in the city of San Juan, Puerto Rico.____________________________________________________________________

__________________________________-APPEARS ____________________________________________

___AS PARTY OF THE FIRST PART: UBS FINANCIAL SERVICES, INC., a corporation organized and existing under the laws of the State of Delaware, duly authorized to conduct business in the Commonwealth of Puerto Rico (hereinafter referred to as the “Settlor” or “UBS”), previously known as UBS FINANCIAL SERVICES INCORPORATED OF PUERTO RICO, (f/k/a PAINEWEBBER INCORPORATED OF PUERTO RICO) a corporation that was duly organized under the laws of the Commonwealth of Puerto Rico, which merged with and into UBS on July Thirty-First (31st) of Two Thousand Twenty-One (2021), with UBS being the surviving entity, acting by and through its Board of Directors and represented herein by its Managing Director, Doel Rafael García Romero, who is of legal age, married, executive and resident of San Juan, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of UBS adopted on the Seventh (7th) day of August of Two Thousand Twenty-Three (2023) to appear herein on its behalf, and POPULAR SECURITIES, INC., a corporation duly organized and existing under the laws of the Commonwealth of Puerto Rico with its principal offices in San Juan, Puerto Rico (hereinafter referred to as “Popular Securities” and collectively with UBS, hereinafter referred to as “Co-Settlors”), acting by and through its Board of Directors and represented herein by its President, Jaime Antonio Toro Lavergne, who is of legal age, married, executive, and resident of Guaynabo, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of Popular Securities adopted on the Sixteenth (16th) day of November two thousand twenty one (2021), to appear herein on its behalf.

---AS PARTY OF THE SECOND PART: BANCO POPULAR DE PUERTO RICO, a commercial banking institution organized and licensed under the laws of the Commonwealth of Puerto Rico, with principal offices at San Juan, Puerto Rico (hereinafter referred to as “BPPR”), acting by and through its Board of Directors and represented herein by its Senior Vice President, Francisco Javier Pericás Alfaro, who is of legal age, married, executive, and resident of San Juan, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of BPPR adopted on the Twenty Sixth (26th) day of June of two thousand twenty three (2023), to appear herein on its behalf, and UBS TRUST COMPANY OF PUERTO RICO, (f/k/a PAINEWEBBER TRUST COMPANY OF PUERTO RICO) a trust company duly organized and existing under the laws of the Commonwealth of Puerto Rico with its principal offices in San Juan, Puerto Rico (hereinafter referred to as “UBSTC” and collectively with BPPR hereinafter referred to as the “Co-Trustees”) acting by and through its Board of Directors and represented by its Executive Director, Claudio Domingo Ballester Arocho, who is of legal age, married, business executive, and resident of San Juan, Puerto Rico, who has been duly authorized by resolution of the Board of Directors of UBSTC, adopted on the Nineth (9th) day of August of Two Thousand Twenty-Three (2023) to appear herein on its behalf. ____________________________________________________________________________________

_____I, the Notary, hereby certify that I have before me aforementioned Corporate Resolutions and have examined them in regard to the authorization and execution of this Deed in compliance with the laws of the Commonwealth of Puerto Rico. I also hereby certify that I am personally acquainted with the persons appearing herein and, from their statements and my belief, I attest as to their age, civil status, profession or occupation, and residence. _____________________________________________________________________________________________________________________________________________________________________________-

---The appearing persons assure me, and in my judgment, they do have the legal authority, capacity, and personal qualifications necessary to execute this Amendment to the Deed of Trust, and for such purposes they freely and voluntarily: _____________________________________________________________________________-

_______________________________________-DECLARE_______________________________________

___ WHEREAS, the Co-Settlors and Co-Trustees (the “Parties”) executed Deed Number Sixteen (16), Deed of Trust, on the eleventh (11th) day of December, one thousand nine hundred ninety-eight (1998) before Notary Public César Ricardo Rosario Vega (the “Deed of Trust”), creating the Puerto Rico Investors Flexible Allocation Fund (the “Fund”). Thereafter, the Parties executed the following deeds of Supplemental Trust Indentures (as particularly described below and defined herein): _________________________________

____ (a) Deed Number Seventeen (17), Supplemental Trust Indenture for the Income Portfolio I, executed on the twenty-second (22nd) day of December, one thousand nine hundred ninety-eight (1998) before Notary Public César Ricardo Rosario Vega; _______________________________________________________________

____ (b) Deed Number Eighteen (18), Supplemental Trust Indenture for the Growth Portfolio, executed on the twenty-second (22nd) day of December, one thousand nine hundred ninety-eight (1998) before Notary Public César Ricardo Rosario Vega; _______________________________________________________________

_____ (c) Deed Number Two (2), Supplemental Trust Indenture, to liquidate and dissolve the Growth Portfolio and change the name of the Fund to “Puerto Rico Investors Bond Fund I,” executed on the thirteenth (13th) day of February, two thousand six (2006) before Notary Public José C. Sánchez Castro; and _____________________________________________________________________________

_____ (d) Deed Number Four (4), Deed of Supplemental Trust Indenture, to change the name of the Fund to “Puerto Rico Residents Bond Fund I,” executed on the eighteenth (18th) day of May, two thousand twenty-one (2021), before Notary Public José C. Sánchez Castro. ________________________

WHEREAS, the Parties believe that it is in the best interests of the Fund to amend certain provisions of the Deed of Trust and therefore agree to execute this Deed to amend that certain Deed of Trust. _____________________________ NOW, THEREFORE, in consideration of the acts and mutual agreements between the Parties in this Deed, the Co- Settlors, and the Co-Trustees do hereby execute this First Deed of Amendment to the Deed of Trust, and agree as follows: __________________________________________________________-

__________________________________ ARTICLE I _______________________________________-

__________________________________DEFINITIONS______________________________________

_____Capitalized terms not otherwise defined herein will have the meaning ascribed to them in the Deed of Trust, as amended from time to time. _________

__________________________________- ARTICLE II _______________________________________-

____________________ AMENDMENT TO DEED OF TRUST ____________________-

_____ (i) Pursuant to Section Five Hundred and Four (504) Subparagraph (r) of the Deed of Trust, the Board of the Fund may, at its sole discretion, make, adopt, or repeal by-laws. On the sixth (6th) day of August, two thousand twenty (2020), the Board increased the mandatory retirement age of members of the Board of Directors to eighty (80) years of age. ____________________________

_____ (ii) Pursuant to Section Nine-Hundred Nine (901)(iii) of the Deed of Trust, the Settlors and the Trustees may, with the approval of the Board, but without the consent or approval of, or notice to, any of the Unitholders, enter into such supplements and amendments to the Deed of Trust as may be in the best interest of the Fund, to cure any ambiguity or to make any other provisions with respect to matters or questions arising under the Deed of Trust. __________________________________________________________________________________

_____ (iii) To address any ambiguity and for the benefit the Unitholders inasmuch as the current members of the Board of Directors have served for many years and collectively possess vast experience and institutional knowledge which would be difficult and time-consuming to replace at this time, the Parties agree to increase the retirement age for members of the Board of Directors to eighty (80) years of age or such other age as stipulated in the By-Laws for the Procedures and Operation of the Board of Directors. –

_____ (iv) Therefore, the Parties to this Deed hereby agree to amend and restate Section Five Hundred Four (504) Subparagraphs (b) and (e) as contemplated below. ___________________________________________________________________

__________________________________-ARTICLE III _______________________________________-

______________________ AMENDMENT TO ARTICLE V __________________________-

____________- SECTION 504, SUBPARAGRAPHS (B) AND (E) _______________

_____ (i) In accordance with the authority contemplated in Section Nine-Hundred One (901), the Parties hereby amend Section Five Hundred Four, subparagraph (b) to read as follows: “(b) Designation and Term of Directors. The directors shall be designated solely by the Settlors and the Trustees, except as otherwise provided in the Deed of Trust. The term of office of each director shall be from the time of this designation and qualification, until his removal, resignation, attaining the age of eighty (80) years of age or such other age as may be stipulated in the By-Laws for the Procedures and Operation of the Board of Directors, or death.”. __________________________________-

_____ (ii) In accordance with the authority contemplated in Section Nine-Hundred One (901), the Parties hereby amend Section Five Hundred Four, subparagraph (e) to read as follows: “(b) Vacancies. Any vacancies in the Board, whether arising from removal, resignation, attaining the age of eighty (80) years of age or such other age as stipulated in the By-Laws for the Procedures and Operation of the Board of Directors, death, or from an increase in the number of directors or any other cause, may be filled by a vote of a majority of the directors then in office (even if less than a quorum exists) or by a sole remaining director, provided that any vacancy resulting from an Independent Director may be filled only by a vote of the majority of the remaining Independent Directors.”______________________________________________

__________________________________ ARTICLE IV _______________________________________-

_________________RATIFICATION OF THE DEED OF TRUST_________________

_____(a) Ratification of the Deed of Trust. Other than the amendments contemplated herein to the Deed of Trust, the Parties hereby agree to ratify all covenants and provisions of the Deed of Trust, all of which are hereby made part of this Deed. Moreover, the Parties also stipulate that the increase of the retirement age with respect to the members of the Board of Directors will be effective as of sixth (6th) day of August, two thousand twenty (2020), which is the original date when the Board of Directors approved such increase. ______________________________________________________________________________________________________________________-ARTICLE V_______________________________________-

__________________________ GENERAL PROVISIONS _______________________________

_____-(a) Governing Law. The validity, construction, administration, and enforcement of this Deed of Amendment shall be governed by the laws of the Commonwealth of Puerto Rico, and of the United States of America, when applicable. _____________________________________________________________________________-

_____(b) Gender and Number: Headings. Wherever any words are used herein in the masculine gender, they shall be construed as though they were also used in the feminine gender in all cases where they would so apply, and wherever any words are used herein in the singular form they shall be construed as though they were also used in the plural form in all cases where they would so apply. The headings of clauses and subclauses of this Deed of Amendment are inserted for convenience of reference and are not part of this Deed of Amendment and are not to be considered in the construction hereof. The words “hereof,” “herein,” “hereunder,” and other similar compounds of the word “here” shall mean and refer to the entire Deed of Amendment and not to any particular provision or clause. ____________________________________________

_____(c) Severability. In the case that any provision of this document shall be invalid or void under any law or regulation, that event shall not affect the validity of the remaining portions of this Deed of Amendment and the Amended and Restated Deed of Trust. ______________________________________________

__________________________________- ACCEPTANCE ____________________________________

_____The appearing parties in their capacities as Co-Settlor and Co-Trustee, respectively, represented in this act by its Presidents, hereby accepts, ratifies, and confirms this Deed of Amendment as drafted having been drawn in accordance with their instructions and the terms and conditions agreed by the appearing parties, and acknowledge that they duly understand the English language and the Spanish phrases, sentences or paragraph used herein. _______-

_____I, the Notary, do hereby certify and give faith that I have advised the appearing persons of the legal effects of this Deed of Amendment and explained them of the same; and as to their right to have attesting witnesses present in the execution of this Deed of Amendment, which rights each of them expressly waived. ______________________________________________________________________I, the Notary, do hereby also certify that upon the execution of this Deed of Amendment, I the Notary will file, no later than the first ten (10) days of the month after its execution, a certified copy of this Deed of Amendment with the Special Trust Registry of Puerto Rico within the Notarial Inspection Office of the Supreme Court of Puerto Rico, in compliance with the laws of the Commonwealth of Puerto Rico. __________________________________________________

_____ I, the Notary, do hereby also certify and give faith that each of the appearing persons has personally read this First Deed of Amendment and thereupon execute the same, by initialing each and signing the last page of its original before me, the Notary; all of which, under my signature and seal, flourishing and making the same according to law, I the undersigned Notary, ATTEST. _________________________________________________________________________________

/Initialled and signed by/ Doel Rafael Garcia Romero, Jaime Antonio Toro Lavergne, Francisco Javier Pericas Alfaro, Claudio Domingo Ballester Arocho, and Paola C. Ubiñas Davila, as Notary Public

By-Laws for the Procedures and Operation
of

Puerto Rico Residents Bond Fund I

ARTICLE I

OFFICES

The principal office of the Puerto Rico Residents Bond Fund I (the “Fund”) in the Commonwealth of Puerto Rico shall be located at Banco Popular Center, 209 Muñoz Rivera Avenue, Suite 1031, San Juan, Puerto Rico 00918. The Fund may have such other offices within the Commonwealth of Puerto Rico as the Board of Directors may designate or as the business of the Fund may from time to time require.

ARTICLE II

UNITHOLDERS

1.	Annual and Election Meetings.

The Fund will not hold annual meetings of unitholders. The Fund will hold a meeting of unitholders for the purpose of electing directors of the Board of Directors (each a “Director”) (an “Election Meeting”), and for any other purpose or purposes contained in the Fund’s notice of meeting, if less than 50% of all Directors then holding office shall have been initially designated to such office by the Trustee or elected to such office by the holders of the outstanding units of the Fund (the “Meeting Trigger”). The Election Meeting shall be held on such date and time as may be designated by the Board of Directors (which shall be a business day), but in no event later than 60 days after the date on which the Meeting Trigger occurs. At such Election Meeting, Directors shall be elected to succeed those Directors who have been elected by the Board pursuant to Article III, Section 6 of these By-Laws since the previous Election Meeting, so that at least 66 2/3% of the Directors holding office shall have been elected by the unitholders. For the avoidance of doubt, no successors of the initial Directors designated by the Trustee or Directors previously elected by the unitholders shall be elected at such Election Meeting. Except as required by statute or the Amended and Restated Deed of Trust of the Fund (as may be further amended from time to time, the “Deed of Trust”), Directors shall not be elected by the unitholders except at Election Meetings held following a Meeting Trigger in accordance with this section. The Board may postpone, reschedule, or cancel any Election Meeting.

2.	Special Meetings.

Special meetings of unitholders, for any purpose or purposes except for the election of Directors, unless otherwise prescribed by law, may be called only by the President, the Lead Independent Director (as defined in Article III, Section 13 of these By-Laws), or by a majority of the Directors. The Board may postpone, reschedule, or cancel any special meeting of unitholders.

3.	Place of Meeting.

The Directors may designate any place within the Commonwealth of Puerto Rico as the place of meeting for any Election Meeting or for any special meeting called by the Directors. A waiver of notice signed by all unitholders entitled to vote at a meeting may designate any place within the Commonwealth of Puerto Rico as the place for holding such meeting. If no designation is made, or if a special meeting is otherwise called, the place of meeting shall be the principal office of the Fund.

4.	Notice of Meeting.

Written or printed notice stating the place, day and hour of the meeting and, in case of a special meeting, the purpose or purposes for which the meeting is called, shall be delivered not less than ten (10) nor more than fifty (50) days before the date of the meeting, either personally or by mail, by or at the direction of the President, the Secretary, or the Director or Directors calling the meeting, to each unitholder of record entitled to vote at such meeting. If mailed, such notice shall be deemed to be delivered when deposited in the United States mail, addressed to the unitholder at their address as it appears on the unit transfer books of the Fund, with postage thereon prepaid.

Notice of any meeting of unitholders shall be deemed waived by any unitholder who shall attend such meeting in person or by proxy, or who shall, either before or after the meeting, submit a signed waiver of notice which is filed with the records of the meeting. When a meeting is adjourned to another time and place, unless the Board of Directors after the adjournment shall fix a new record date for an adjourned meeting, or the adjournment is for more than one hundred and twenty (120) days after the original record date, notice of such adjourned meeting need not be given if the time and place to which the meeting shall be adjourned were announced at the meeting at which the adjournment is taken.

5.	Advance Notice of Unitholder Proposals and Nominations.

At any Election Meeting or special meeting of unitholders, proposals by unitholders and persons nominated for election as Directors by unitholders shall be considered only if advance notice thereof has been timely given as provided herein and such proposals or nominations are otherwise proper for consideration under applicable law and the Deed of Trust and these By-Laws. Notice of any proposal to be presented by any unitholder in their own name or in the name of any person to be nominated by any unitholder for election as a Director of the Fund at an Election Meeting shall be delivered to the Secretary of the Fund at its principal office not less than fifty (50) nor more than seventy (70) days prior to the date of the meeting; provided, however, that if the date of the meeting is first publicly announced or disclosed (in a public filing or otherwise) less than forty (40) days prior to the date of the meeting, such notice shall be given not more than ten (10) days after such date is first so announced or disclosed.

Any unitholder who gives notice of any such proposal or nomination shall deliver therewith: (i) as to each such proposal, the text of the proposal to be presented and a brief written statement of the reasons why such unitholder favors the proposal; (ii) as to each such person proposed to be nominated for election as a Director, (a) the name, age, business address and residential address of such person; (b) the principal occupation and employment of such person; (c) a written questionnaire with respect to the background and qualifications of such person, completed by such person in the form required by the Fund (which form such unitholder shall request in writing from the Fund and which the Fund shall provide to such unitholder within five (5) days after receiving such request); (d) a description of all direct and indirect compensation and other material monetary agreements, arrangements or understandings, written or oral, during the past three (3) years, and any other material relationships, between or among such person or any of such person’s affiliates or associates, on the one hand, and such unitholder or any Unitholder Associated Person (as defined below), on the other hand, including all information that would be required to be disclosed pursuant to Item 404 promulgated under Regulation S-K as if such unitholder and any Unitholder Associated Person were the “registrant” for purposes of such rule and such person was a director or executive officer of such registrant; and (e) all other information relating to such person or such person’s associates that would be required to be disclosed in a proxy statement or other filing required to be made by such unitholder or any Unitholder Associated Person in connection with the solicitation of proxies for the election of directors in a contested election or otherwise required pursuant to Section 14 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the rules and regulations promulgated thereunder; and (iii) as to the unitholder delivering such notice and each Unitholder Associated Person, (a) such person’s name and address; (b) the number and class of all units of each portfolio of the Fund beneficially owned or owned of record, directly or indirectly, by such person (including any right to acquire beneficial ownership at any time in the future, whether such right is exercisable immediately or only after the passage of time or the fulfillment of a condition); the date or dates on which such shares were acquired; and the investment intent of such acquisition, (c) a complete and accurate description of all agreements, arrangements or understandings, written or oral, (including any derivative or short positions, profit interests, hedging transactions, forwards, futures, swaps, options, warrants, convertible securities, stock appreciation or similar rights, repurchase agreements or arrangements, borrowed or loaned shares and so-called “stock borrowing” agreements or arrangements) that have been entered into by, or on behalf of, such unitholder or any Unitholder Associated Person, the effect or intent of which is to mitigate loss, manage risk or benefit from changes in the price of any securities of the Fund, or maintain, increase or decrease the voting power of such unitholder or any Unitholder Associated Person with respect to securities of the Fund, whether or not such instrument or right shall be subject to settlement in underlying shares of capital stock of the Fund (any of the foregoing, a “Derivative Instrument”); (d) a complete and accurate description of all agreements, arrangements or understandings, written or oral, (I) between or among such unitholder and any Unitholder Associated Person or (II) between or among such unitholder or any Unitholder Associated Person and any other person or entity (naming each such person or entity), in each case, relating to the Fund or its securities or the voting thereof, including (x) any proxy, agreement, arrangement, understanding or relationship pursuant to which such unitholder or any Unitholder Associated Person, directly or indirectly, has a right to vote any security of the Fund (other than any revocable proxy given in response to a solicitation made pursuant to, and in accordance with, the rules of the Exchange Act by way of a solicitation statement filed on Schedule 14A) and (y) any agreement, arrangement or understanding, written or oral, that such unitholder or any Unitholder Associated Person has with any unitholder of the Fund (including the name of such unitholder) with respect to how such unitholder will vote such unitholder’s shares in the Fund at any meeting of the Fund’s unitholders or take other action in support of any nominee of such unitholder or other business, or other action to be taken, by such unitholder or any Unitholder Associated Person; (e) any proportionate interest in shares of the Fund or Derivative Instruments held, directly or indirectly, by a general or limited partnership, limited liability company or similar entity in which such unitholder or any Unitholder Associated Person (I) is a general partner or, directly or indirectly, beneficially owns an interest in a general partner of such general or limited partnership or (II) is the manager, managing member or, directly or indirectly, beneficially owns an interest in the manager or managing member of such limited liability company or similar entity; (f) a complete and accurate description of any performance-related fees (other than asset-based fees) to which such unitholder or any Unitholder Associated Person may be entitled as a result of any increase or decrease in the value of the Fund’s securities or any Derivative Instruments, including any such fees to which members of any Unitholder Associated Person’s immediate family sharing the same household may be entitled; (g) (I) a description of the investment strategy or objective, if any, of such unitholder or any Unitholder Associated Person who is not an individual and (II) a copy of any presentation, document or marketing material provided to third parties (including investors and potential investors) to solicit an investment in the unitholder or any Unitholder Associated Person that contains or describes the unitholder’s or such Unitholder Associated Person’s performance or the unitholder’s or such Unitholder Associated Person’s investment thesis, plans or proposals with respect to the Fund; (h) identification of the names and addresses of other unitholders (including beneficial owners) known by such unitholder to support the nomination(s) or other business proposal(s) submitted by such unitholder and, to the extent known, the class and number of all shares of the Fund’s capital stock owned beneficially or of record by such other unitholder(s) or other beneficial owner(s); and (i) all other information relating to such unitholder or any Unitholder Associated Person, or such unitholder’s or any Unitholder Associated Person’s associates, that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies in support of the business proposed by such unitholder, if any, or for the election of any nominee in a contested election or otherwise pursuant to the rules and regulations promulgated under the Securities Exchange Act of 1934, as amended.

A unitholder submitting notice pursuant to this Article II, Section 5 shall update such unitholder’s notice, if necessary, such that the information provided or required to be provided in such notice shall be true and correct as of (i) the record date for determining the unitholders entitled to receive notice of the meeting and (ii) the date that is ten (10) business days prior to the meeting (or any postponement, rescheduling or adjournment thereof), and such update shall (a) be received by the Secretary of the Fund at its principal office (x) not later than the close of business five (5) business days after the record date for determining the unitholders entitled to receive notice of such meeting (in the case of an update required to be made under clause (i)) and (y) not later than the close of business seven (7) business days prior to the date for the meeting or, if practicable, any postponement, rescheduling or adjournment thereof (and, if not practicable, on the first practicable date prior to the date to which the meeting has been postponed, rescheduled or adjourned) (in the case of an update required to be made pursuant to clause (ii)), (b) be made only to the extent that information has changed since such unitholder’s prior submission and (c) clearly identify the information that has changed since such unitholder’s prior submission. For the avoidance of doubt, any information provided pursuant to this paragraph shall not be deemed to cure any deficiencies or inaccuracies in a notice previously delivered pursuant to this Article II, Section 5 and shall not extend the time period for the delivery of notice pursuant to this Article II, Section 5. If a unitholder fails to provide such written update within such period, the information as to which such written update relates may be deemed not to have been provided in accordance with this Article II, Section 5.

If any information submitted pursuant to this Article II, Section 5 by a unitholder submitting notice pursuant to this Article II, Section 5 shall be inaccurate in any material respect (as determined by the Board of Directors or a committee thereof), such information shall be deemed not to have been provided in accordance with this Article II, Section 5. Any such unitholder shall notify the Secretary of the Fund in writing at its principal office of any inaccuracy or change in any information submitted pursuant to this Article II, Section 5 within two (2) business days after becoming aware of such inaccuracy or change, and any such notification shall clearly identify the inaccuracy or change, it being understood that no such notification may cure any deficiencies or inaccuracies with respect to any prior submission by such person. Upon written request of the Secretary of the Fund on behalf of the Board of Directors (or a duly authorized committee thereof), any such unitholder shall provide, within seven (7) business days after delivery of such request (or such other period as may be specified in such request), (i) written verification, reasonably satisfactory to the Board of Directors, any committee thereof or any authorized officer of the Fund, to demonstrate the accuracy of any information submitted by such unitholder pursuant to this Article II, Section 5 and (ii) a written affirmation of any information submitted by such unitholder pursuant to this Article II, Section 5 as of an earlier date. If a unitholder fails to provide such written verification or affirmation within such period, the information as to which written verification or affirmation was requested may be deemed not to have been provided in accordance with this Article II, Section 5.

As used herein, (i) “affiliate” and “associate” shall have the respective meanings set forth in Rule 12b-2 under the Exchange Act; (ii) units “beneficially owned” shall mean all units as to which such person, together with such person’s affiliates and associates (as defined in Rule 12b-2 under the Securities Exchange Act of 1934), may be deemed to beneficially own pursuant to Rules 13d-3 and 13d-5 under the Securities Exchange Act of 1934, as well as all units as to which such person, together with such person's affiliates and associates, has the right to become the beneficial owner pursuant to any agreement or understanding, or upon the exercise of warrants, options or rights to convert or exchange (whether such rights are exercisable immediately or only after the passage of time or the occurrence of conditions) and (iii) “Unitholder Associated Person” shall mean, with respect to a unitholder submitting notice pursuant to this Article II, Section 5 and if different from such unitholder, any beneficial owner of shares of stock of the Fund on whose behalf such unitholder is providing notice of any nomination or other business proposed, (a) any person directly or indirectly controlling, controlled by or under common control with such unitholder or beneficial owner(s), (b) any member of the immediate family of such unitholder or beneficial owner(s) sharing the same household, (c) any person or entity who is a member of a “group” (as such term is used in Rule 13d-5 under the Exchange Act (or any successor provision at law)) with, or is otherwise known by such unitholder or other Unitholder Associated Person to be acting in concert with, such unitholder, such beneficial owner(s) or any other Unitholder Associated Person with respect to the stock of the Fund, (d) any affiliate or associate of such unitholder, such beneficial owner(s) or any other Unitholder Associated Person, (e) any participant (as defined in paragraphs (a)(ii)-(vi) of Instruction 3 to Item 4 of Schedule 14A) with such unitholder, such beneficial owner(s) or any other Unitholder Associated Person with respect to any proposed business or nominations, as applicable, (f) any beneficial owner of shares of stock of the Fund owned of record by such unitholder or any other Unitholder Associated Person (other than a unitholder that is a depositary) and (g) any person proposed to be nominated as a director by such unitholder.

The person presiding at the meeting, in addition to making any other determinations that may be appropriate to the conduct of the meeting, shall determine whether such notice has been duly given and shall direct those proposals and nominees not be considered if such notice has not been given. In addition, unless otherwise required by law, if the unitholder submitting notice pursuant to this Article II, Section 5 (or an authorized representative of such unitholder) does not appear at the meeting of unitholders to present the nomination or propose the business contained in such notice, such proposed nomination shall not be considered.

6.	Closing of Transfer Books or Fixing of Record Date.

For the purpose of determining unitholders entitled to notice of or to vote at any meeting of unitholders or any adjournment thereof, or unitholders entitled to receive payment of any dividend, or in order to make a determination of unitholders for any other proper purpose, the Directors of the Fund may provide that the unit transfer books shall be closed for a stated period not to exceed, in any case, fifty (50) days. If the unit transfer books shall be closed for the purpose of determining unitholders entitled to notice of or to vote at a meeting of unitholders, or unitholders entitled to receive payment of any dividend, or in order to make a determination of unitholders for any other proper purpose, such books shall be closed for at least twenty (20) days immediately preceding such meeting. In lieu of closing the unit transfer books, the Directors may fix in advance a date as the record date for any such determination of unitholders, such date in any case to be not more than fifty (50) days and, in case of a meeting of unitholders, not less than twenty (20) days prior to the date on which the particular action requiring such determination of unitholders is to be taken. If the unit transfer books are not closed and no record date is fixed for the determination of unitholders entitled to notice of or to vote at a meeting of unitholders, or unitholders entitled to receive payment of a dividend, the date on which notice of the meeting is mailed or the date on which the resolution of the Directors declaring such dividend is adopted, as the case may be, shall be the record date for such determination of unitholders.

When a determination of unitholders entitled to vote at any meeting of unitholders has been made as provided in this section, such determination shall apply to any adjournment thereof.

7.	Voting Lists.

The officer or agent having charge of the unit transfer books for units of the Fund shall make, at least twenty (20) days before each meeting of unitholders, a complete list of the unitholders entitled to vote at such meeting, or at any adjournment thereof, arranged in alphabetical order, with the address of and the number of units held by each, which list, for a period of ten (10) days prior to such meeting, shall be kept on file at the principal office of the Fund and shall be subject to inspection by any unitholder at any time during usual business hours. Such list shall also be produced and kept open at the time and place of the meeting and shall be subject to the inspection of any unitholder during the whole time of the meeting. The original unit transfer book shall be prima facie evidence as to who are the unitholders entitled to examine such list or transfer books or to vote at the meeting of unitholders.

8.	Quorum.

At any meeting of unitholders, more than one-half of the outstanding units of the Fund entitled to vote, represented in person or by proxy, shall constitute a quorum. If less than said number of the outstanding units are represented at a meeting, a majority of the units so represented, or any officer entitled to preside at or to act as secretary of such meeting may adjourn the meeting from time to time without further notice. At such adjourned meeting at which a quorum shall be presented or represented, any business may be transacted which might have been transacted at the meeting as originally notified. The unitholders present at a duly organized meeting may continue to transact business until adjournment, notwithstanding the withdrawal of enough unitholders to leave less than a quorum.

9.	Proxies.

At all meetings of unitholders, a unitholder may vote by proxy executed in writing by the unitholder or by his duly authorized attorney-in-fact. Such proxy shall be filed with the Secretary of the Fund before or at the time of the meeting. No proxy shall be valid after the expiration of one (1) year from the date thereof, unless otherwise provided in the proxy.

10.	Voting.

Each unitholder entitled to vote in accordance with the terms and provisions of the Deed of Trust and these By-Laws shall be entitled to one vote (or fraction thereof), in person or by proxy, for each unit (or fraction thereof) entitled to vote held by such unitholder. Upon the demand of any unitholder, the vote for Directors and upon any question before the meeting shall be by ballot. All elections for Directors shall be decided by plurality vote (i.e., by the candidate who receives the greatest number of votes if two or more candidates compete for the same directorship); all other questions shall be decided by majority vote of those unitholders present in person or by proxy except as otherwise provided by the Deed of Trust or the laws of the Commonwealth of Puerto Rico.

11.	Order of Business.

The order of business at all meetings of the unitholders, to the extent applicable, shall be as follows:

(a)       Roll Call.

(b)       Proof of Notice of Meeting or Waiver of Notice.

(c)       Reading of minutes of preceding meeting.

(d)       Reports of Officers.

(e)       Reports of Committees.

(f)       Election of Directors.

(g)       Unfinished Business.

(h)       New Business.

12.	Conduct of Meeting.

The Chairperson of the Board or, in his or her absence, the Lead Independent Director, shall preside over all meetings of the unitholders. In the absence of the Lead Independent Director, a director or officer designated by the Board of Directors or the Chairperson of the Board shall preside at the meeting of the unitholders. The presiding person of any meeting of unitholders shall have the right and authority to convene and (for any or no reason) to recess or adjourn the meeting, to prescribe such rules, regulations, and procedures and to do all such acts as, in the judgment of such presiding person, are necessary, appropriate, or convenient for the proper conduct of the meeting.

13.	Unitholders May Not Act by Written Consent.

Any action required or permitted to be taken by the unitholders of the Fund must be effected at a duly called meeting of unitholders of the Fund and may not be in any consent in writing by such unitholders.

ARTICLE III

BOARD OF DIRECTORS

1.	General Powers.

Except as otherwise provided in the Deed of Trust, the business and affairs of the Fund shall be managed under the direction of the Board of Directors. All powers of the Trustees under the provisions of the Deed of Trust may be exercised by or under the authority of the Board of Directors except as to any powers clearly inapplicable or exclusively reserved to the Trustees in the Deed of Trust. The Directors shall in all cases act as a Board.

2.	Number, Tenure and Qualifications.

The number of Directors shall be fixed from time to time by resolution of the Board of Directors adopted by a majority of the entire Board of Directors; provided, however, that the number of Directors shall not be less than three (3) nor more than fifteen (15). Any vacancy created by an increase in Directors may be filled in accordance with Section 6 of this Article III. No reduction in the number of Directors shall have the effect of removing any Director from office prior to the expiration of their term unless such Director is specifically removed pursuant to Section 5 of this Article III at the time of such decrease. At least a majority of the Directors must be residents of the Commonwealth of Puerto Rico, and a majority must be persons who are Independent Directors (as defined below). Directors need not be unitholders.

3.	Election and Term of Directors.

Except as otherwise provided in the Deed of Trust, Directors shall be elected only by unitholders at an Election Meeting or by the Board of Directors pursuant to Article III, Section 6 of these By-Laws. Each Director shall hold their office from the time of their election and qualification until their successor shall have been elected and shall have qualified, or until their death, or until they shall have resigned, or until December 31 of the year in which they shall have reached eighty-five (85) years of age, or until they shall have been removed as hereinafter provided in these By-Laws, or as otherwise provided by statute or the Deed of Trust.

In addition, each “Independent Director” (defined as a disinterested person of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940) may only be replaced with another Independent Director. The Independent Directors, collectively, shall at all times represent a majority of the Board.

4.	Resignation.

A Director may resign at any time by giving written notice to the Board, the Settlors, and the Trustees. Unless otherwise specified in the notice, the resignation shall take effect upon receipt thereof by the Board, the Settlors, and the Trustees, and the acceptance of the resignation shall not be necessary to make it effective.

5.	Removal of Directors.

Any Director of the Fund may be removed with or without cause by the Settlors and the Trustees; provided that if any director removed by Settlors and the Trustees is an Independent Director, a majority of the remaining Independent Directors must consent to the removal. The Nominating and Governance Committee shall establish specific guidelines of what shall constitute “cause.”

6.	Vacancies.

Any vacancies in the Board, whether arising from death, resignation, removal, an increase in the number of Directors or any other cause, may be filled by a vote of a majority of the Directors then in office, even if less than a quorum exists, or by a sole remaining Director, provided that at any vacancy resulting from an Independent Director may be filled only by a vote of the majority of the remaining Independent Directors.

7.	Place of Meetings.

Meetings of the Board may be held at any place as the Board may from time to time determine or as shall be specified in the notice of such meeting, including meetings through any telecommunications means; provided, however, that no such meeting shall be held outside the Commonwealth of Puerto Rico.

8.	Regular Meetings.

A regular meeting of the Directors shall be held without notice, other than the resolution ordering such regular meeting, and at the place and time indicated in such resolution. The Directors may provide, by resolution, the time and place for the holding of additional regular meetings without other notice than such resolution.

9.	Special Meetings.

Special meetings of the Directors may be called by or at the request of the President, the Lead Independent Director, or any two Directors. The person or persons authorized to call special meetings of the Directors may fix the place for holding any special meeting of the Directors called by them.

10.	Notice of Special Meetings.

Notice of each special meeting of the Board shall be given by the Secretary as hereinafter provided, in which notice shall be stated the time and place of the meeting. Notice of each such meeting shall be delivered to each Director, either personally or by telephone or any standard form of telecommunication, at least forty-eight (48) hours before the time at which such meeting is to be held, or by first-class mail, postage prepaid, addressed to them at their residence or usual place of business, at least five (5) days before the day on which such meeting is to be held.

11.	Waiver of Notice of Meetings.

Notice of any special meeting need not be given to any Director who shall, either before or after the meeting, sign a written waiver of notice which is filed with the records of the meeting. Except as otherwise specifically required by these By-Laws, a notice or waiver of notice of any meeting need not state the purposes of such meeting. The attendance of the Director at a meeting shall constitute a waiver of notice of such meeting, except where a Director attends a meeting for the express purpose of objecting to the transaction of any business because the meeting is not lawfully called or convened.

12.	Quorum and Voting.

One-third (1/3), but not less than two (2), of the members of the entire Board shall be present in person at any meeting of the Board in order to constitute a quorum for the transaction of business at such meeting and except as otherwise expressly required by the Deed of Trust, these By-Laws, or other applicable statute. The act of a majority of the Directors present at any meeting at which a quorum is present shall be the act of the whole Board, provided that any act required or permitted to be taken strictly by the Independent Directors shall be determined by a majority of such Independent Directors. In the absence of a quorum at any meeting of the Board, a majority of the Directors present thereat may adjourn such meeting to another time and place until a quorum shall be present thereat. Notice of the time and place of any such adjourned meeting shall be given to the Directors who were not present at the time of the adjournment and, unless such time and place were announced at the meeting at which the adjournment was taken, to the other Directors. At any adjourned meeting at which a quorum is present, any business may be transacted which might have been transacted at the meeting as originally called.

13.	Conduct of Meeting.

The Board shall, by resolution adopted by a majority of the entire Board, designate a Chairperson of the Board, who shall preside at each meeting of the Board. The Independent Directors shall appoint a lead independent director (the “Lead Independent Director”). The Lead Independent Director shall exercise and perform the powers and prerogatives assigned to the Lead Independent Director by these By-Laws or as otherwise determined by the Board of Directors. In addition, the Board may designate any person to act as Secretary of the Board.

In the event of the absence or inability of the Chairperson of the Board, the Lead Independent Director shall have the powers and duties of the Chairperson of the Board. If there is no Lead Independent Director, another Director chosen by a majority of the Directors present shall act as chairperson of the meeting and preside thereat. The Secretary (or, in his absence or inability to act, any person appointed by the Chairperson or Lead Independent Director, as applicable) shall act as secretary of the meeting and keep the minutes thereof.

14.	Written Consent of Directors in Lieu of Meeting.

Any action required or permitted to be taken at any meeting of the Board of Directors or of any committee thereof, or by the Independent Directors of the Board, may be taken without a meeting if all members of the Board or committee, or all Independent Directors, as the case may be, consent thereto in writing, and the writing or writings are filed with the minutes of the proceedings of the Board or committee.

15.	Compensation.

No compensation shall be paid to the Directors for their services, but by resolution of the Board, a fixed sum and expenses for actual attendance at each regular or special meeting of the Board may be authorized. The Trustees must consent to such resolution. Nothing herein contained shall be construed to preclude any Director from serving the Fund in any other capacity and receiving compensation therefor.

16.	Investment Policies.

The Board may delegate the duty of management of the assets and administration of its day-to-day operations to a corporate management company and/or investment adviser that is organized and whose principal place of business is in Puerto Rico, pursuant to a written contract or contracts. The Board shall approve the terms and conditions of such agreements. It shall be the duty of the Board of Directors to ensure that the purchase, sale, retention and disposal of portfolio securities and the other investment practices of the Fund, as implemented by any management company and/or investment adviser of the Fund, are at all times consistent with the investment objective, policies and restrictions recited in the prospectus of the Fund.

17.	Presumption of Assent.

A Director of the Fund who is present at a meeting of the Directors at which action on any corporate matter is taken shall be presumed to have assented to the action taken unless their dissent shall be entered in the minutes of the meeting or unless they shall file their written dissent to such action with the person acting as the Secretary of the meeting before the adjournment thereof or shall forward such dissent by registered mail to the Secretary of the Fund immediately after the adjournment of the meeting. Such right to dissent shall not apply to a Director who voted in favor of such action.

ARTICLE IV

COMMITTEES

1.	Executive Committee.

The Board may, by resolution adopted by a majority of the entire Board, designate an Executive Committee consisting of three (3) or more of the Directors of the Fund, which Committee shall have and may exercise all the powers and authority of the Board with respect to all matters other than:

(a)	the submission to unitholders of any action requiring authorization of unitholders pursuant to statute or the Deed of Trust;
(b)	the filling of vacancies on the Board of Directors;
(c)	the approval or termination of any contract with an investment adviser or principal underwriter;
(d)	the amendment or repeal of these By-Laws or the adoption of new By-Laws;

(e)	the amendment or repeal of any resolution of the Board which by its terms may be amended or repealed only by the Board;
(f)	the declaration of dividends and the issuance of units the Fund;
(g)	the approval of any merger or unit exchange which does not require unitholder approval; and
(h)	the election or removal of Officers of the Fund.

A majority of the members of the Executive Committee shall be Independent Directors. The Executive Committee shall keep written minutes of its proceedings and shall report such minutes to the Board. All such proceedings shall be subject to revision or alteration by the Board; provided, however, that third parties shall not be prejudiced by such revision or alteration.

2.	Other Committees of the Board.

The Board of Directors may from time to time, by resolution adopted by a majority of the whole Board, designate one or more other committees of the Board, each such committee to consist of three (3) or more Directors and to have such powers and duties as the Board of Directors may, by resolution, prescribe. A majority of the members of the each such committee shall be Independent Directors.

3.	General.

One-third (1/3), but not less than two (2), of the members of any committee shall be present in person at any meeting of such committee in order to constitute a quorum for the transaction of business at such meeting, and the act of a majority present shall be the act of such committee. The Board may designate a chairperson of any committee, and such chairperson or any two members of any committee may fix the time and place of its meetings unless the Board shall otherwise provide. In the absence or disqualification of any member of any committee, the member, or members thereof present at any meeting and not disqualified from voting, whether or not he or they constitute a quorum, may unanimously appoint another member of the Board of Directors to act at the meeting in the place of any such absent or disqualified member. The Board shall have the power at any time to change the membership of any committee, to fill all vacancies, to designate alternate members to replace any absent or disqualified member, or to dissolve any such committee. Nothing herein shall be deemed to prevent the Board from appointing one or more committees consisting in whole or in part of persons who are not Directors of the Fund; provided, however, that no such committee shall have or may exercise any authority or power of the Board in the management of the business or affairs of the Fund.

ARTICLE V

OFFICERS

1.	Number.

The officers of the Fund shall be a President, one or more Vice Presidents, a Secretary, and a Treasurer, each of whom shall be elected by the Directors. Such other officers and assistant officers as may be deemed necessary may be elected or appointed by the Directors.

2.	Election and Term of Office.

The officers of the Fund to be elected by the Directors shall be elected annually at the first meeting of the Directors. Each officer shall hold office until their successor shall have been duly elected and shall have qualified or until their death or until they shall resign or shall have been removed in the manner hereinafter provided.

3.	Removal.

Any officer or agent elected or appointed by the Directors may be removed by the Directors whenever, in their judgment, the best interests of the Fund would be served thereby, but such removal shall be without prejudice to the contract rights, if any, of the person so removed.

4.	Vacancies.

A vacancy in any office because of death, resignation, removal, disqualification or otherwise, may be filled by the Directors for the unexpired portion of the term.

5.	President.

The President shall be the principal executive officer of the Fund and subject to the control of the Directors, in general supervise and control all of the business and affairs of the Fund. The President shall, when present, preside at all meetings of the unitholders and of the Directors. He may sign, with the Secretary or any other officer of the Fund thereunto authorized by the Directors, certificates for units of the Fund, any deeds, mortgages, bonds, contracts, or other instruments which the Directors have authorized to be executed, except in cases where the signing and execution thereof shall be expressly delegated by the Directors or by these By-Laws to some other officer or agent of the Fund, or shall be required by law to be otherwise signed or executed; and in general shall perform all duties incident to the office of the President and such other duties as may be prescribed by the Directors from time to time.

6.	Vice President.

A Vice President shall perform such duties as from time to time may be assigned to them by the President or by the Directors. The Board of Directors may appoint any number of Vice Presidents.

7.	Secretary.

The Secretary shall keep the minutes of the unitholders’ and Directors’ meetings in one or more books provided for that purpose, oversee that all notices are duly given in accordance with the provisions of these By-Laws or as required, be custodian of the corporate records and of the seal of the Fund and keep a register of the post office address of each unitholder which shall be furnished to the Secretary by such unitholder, have general charge of the unit transfer books of the Fund and in general perform all duties incident to the office of Secretary and such other duties as from time to time may be assigned to them by the President or by the Directors.

8.	Assistant Secretary.

The Assistant Secretary, if applicable, shall substitute the Secretary in their absence, in which event they shall in general perform all duties incident to the office of Secretary and such other duties as from time to time may be assigned to them by the President or by the Directors.

9.	Treasurer.

If required by the Directors, the Treasurer shall give a bond for the faithful discharge of their duties in such sum and with such surety or sureties as the Directors shall determine. They shall have charge and custody of, and be responsible for, all funds and securities of the Fund; receive and give receipts for moneys due and payable to the Fund from any source whatsoever and deposit all such moneys in the name of the Fund in such banks, trust companies or other depositories as shall be selected in accordance with these By-Laws and in general perform all of the duties incident to the office of Treasurer and such other duties as from time to time may be assigned to them by the President or by the Directors.

ARTICLE VI

INDEMNIFICATION

Each officer and each Director of the Fund shall be indemnified by the Fund to the fullest extent permitted under laws of the Commonwealth of Puerto Rico and the United States, to the extent applicable. Absent a court determination that an officer or Director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (culpa or negligencia crasa), the decision by the Fund to indemnify such person must be based upon the reasonable determination, after review of the facts, that such officer or Director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office, by any of the following: (i) the majority vote of a quorum consisting of the Independent Directors who are not parties, at the time, to the proceeding (“Non-Party Independent Directors”), or (ii) if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more Directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by the majority vote of the full Board of Directors in which the Directors seeking indemnification may participate, or (iii) by special independent legal counsel selected by the Board of Directors or a committee of Directors constituted in the manner provided in clauses (i) or (ii) hereof.

Each officer and Director of the Fund claiming indemnification within the scope of this Article VI shall be entitled to advances from the Fund for payment of the reasonable expenses incurred by them in connection with proceedings to which they are a party in the manner and to the fullest extent permitted under applicable law without a preliminary determination as to their ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Fund a written affirmation of their good faith belief that the standard of conduct necessary for indemnification by the Fund has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Fund for his undertaking, (b) the Fund is insured against losses arising by reason of the advance; (c) a majority of a quorum of Non-Party Independent Directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Fund at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

The Fund may purchase insurance on behalf of an officer or Director protecting such person to the fullest extent permitted under the laws of the Commonwealth of Puerto Rico, from liability arising from their activities as officer or Director of the Fund. The Fund, however, may not purchase insurance on behalf of any officer or Director of the Fund that protects or purports to protect such person from liability to the Fund or to its unitholders to which such officer or Director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

The Fund may indemnify, make advances for or purchase insurance to the extent provided in this Article VI on behalf of an employee or agent who is not an officer or Director of the Fund.

ARTICLE VII

CONTRACTS, LOANS, CHECKS AND DEPOSITS

1.	Contracts.

The Directors may authorize any officer or officers, agent, or agents, to enter into any contract or execute and deliver any instrument in the name of and on behalf of the Fund, and such authority may be general or confined to specific instances.

2.	Loans.

No loans shall be contracted on behalf of the Fund and no evidence of indebtedness shall be issued in its name unless authorized by a resolution of the Directors. Such authority may be general or confined to specific instances.

3.	Checks, Drafts, Etc.

All checks, drafts, or other orders for the payment of money, notes or other evidence of indebtedness issued in the name of the Fund shall be signed by such officer or officers, agent, or agents of the Fund and in such manner as shall from time to time be determined by resolution of the Directors.

4.	Deposits.

All funds of the Fund not otherwise employed shall be deposited from time to time to the credit of the Fund in such banks, trust companies or other depositaries as the Directors may select.

ARTICLE VIII

CERTIFICATES FOR UNITS AND THEIR TRANSFER

1.	Certificates for Units.

Certificates representing units of the Fund shall be in such form as shall be determined by the Directors. Such certificates shall be signed by the President and by the Secretary or by such other officer(s) authorized by law and by the Directors. All certificates for units shall be consecutively numbered or otherwise identified. The name and address of the unitholders, the number of units and date of issue shall be entered on the unit transfer books of the Fund. All certificates surrendered to the Fund for transfer shall be canceled and no new certificate shall be issued until the former certificate for a like number of units shall have been surrendered and canceled, except that in case of a lost, destroyed, or mutilated certificate a new one may be issued therefor upon such terms and indemnity to the Fund as the Directors may prescribe. If such certificate is manually signed by one officer or manually countersigned by a transfer agent, any other signature on the certificate may be a facsimile. In case any officer or transfer agent who has signed or whose facsimile signature has been placed upon a certificate shall have ceased to be such officer or transfer agent before such certificate is issued, it may be issued by the Fund with the same effect as if such person were such officer or transfer agent at the date of the issue.

2.	Transfer of Units.

(a)       Upon surrender to either the Fund or the transfer agent of the Fund of a certificate of units duly endorsed or accompanied by proper evidence of succession, assignment or authority to transfer, it shall be the duty of the Fund to issue a new certificate to the person entitled thereto, and cancel the old certificate; every such transfer shall be entered on the transfer books of the Fund which shall be kept at the transfer agent’s principal office.

(b)       The Fund shall be entitled to treat the holder of record of any unit as the holder in fact thereof, and, accordingly, shall not be bound to recognize any equitable or other claim to or interest in such unit on the part of any other person whether or not it shall have express or other notice thereof, except as expressly provided by the laws of the Commonwealth of Puerto Rico.

ARTICLE IX

FISCAL YEAR

The fiscal year of the Fund shall be fixed by the Board of Directors.

ARTICLE X

DIVIDENDS

The Board of Directors or a committee thereof may from time to time declare, and the Fund may pay, dividends on its outstanding units in the manner and upon the terms and conditions provided by law.

ARTICLE XI

SEAL

The Fund shall have a seal which shall be circular in form and shall have inscribed thereon the name of the Fund, the year of incorporation and the words “Seal” and “Puerto Rico.”

ARTICLE XII

DEPOSITORIES AND CUSTODIANS

1.	Depositories.

The funds of the Fund shall be deposited with such banks or other companies as the Board of Directors of the Fund may from time to time determine.

2.	Custodians.

All securities and other investments shall be deposited in the safekeeping of such banks or other companies as the Board of Directors of the Fund may from time to time determine.

ARTICLE XIII

INDEPENDENT PUBLIC ACCOUNTANTS

A firm of independent certified public accountants shall be selected annually by the Board of Directors to audit the financial statements of the Fund. Such financial statements, together with the independent auditors’ report therein, shall be filed with the Commissioner of Financial Institutions.

ARTICLE XIV

ANNUAL STATEMENT

The financial statements of the Fund shall be audited by a firm of independent certified public accountants at the close of each period of the Fund or at such other times as may be directed by the Board of Directors. The financial statements of the Fund, together with the related independent auditors’ report shall be mailed to each unitholder of the Fund of record on such date at their address as the same appears in the books of the Fund. Such audited financial statements shall also be available at the annual meeting of unitholders, if any, and, within twenty (20) days after the meeting (or, in the absence of an annual meeting, within twenty (20) days after the date of the financial statements) be placed on file at the Fund's principal office. Each such financial statement shall show the assets and liabilities of the Fund as of the close of the annual period covered by the report, or such other period as required by applicable law or regulation, and the securities in which the funds of the Fund were then invested. Such report shall also show the Fund’s income and expenses for the period from the end of the Fund's preceding fiscal year to the close of the annual period covered by the financial statements, or such other period as required by applicable law or regulation and shall set forth such other matters as the Board shall determine.

ARTICLE XV

WAIVER OF NOTICE

Unless otherwise provided by law, whenever any notice is required to be given to any unitholder or Director of the Fund under the provisions of these By-Laws or under the provisions of the Deed of Trust, a waiver thereof in writing, signed by the person or persons entitled to such notice, whether before or after the time stated therein, shall be deemed equivalent to the giving of such notice.

ARTICLE XVI

INTERESTED DIRECTORS; QUORUM

No contract or transaction between the Fund and one or more of its Directors or officers, or between the Fund and any other trust, corporation, partnership, association or other organization in which one or more of its Directors or officers are directors or officers, or have a financial interest, shall be void or voidable solely for this reason, or solely because the Director or officer is present at or participates in the meeting of the Board of Directors or committee thereof which authorizes the contract or transaction, or solely because their votes are counted for such purpose, if: (1) the material facts as to their relationship or interest and as to the contract or transaction are disclosed or are known to the Board or the committee, and the Board or committee in good faith authorizes the contract or transaction by the affirmative votes of a majority of the Independent Directors, even though the Independent Directors be less than a quorum; or (2) the material facts as to their relationship or interest and as to the contract or transaction are disclosed or are known to the unitholders entitled to vote thereon, and the contract or transaction is specifically approved in good faith by vote of the unitholders; or (3) the contract or transaction is fair as to the Fund as of the time it is authorized, approved or ratified by the Board, a committee thereof or the unitholders. Independent Directors may be counted in determining the presence of a quorum at a meeting of the Board of Directors or of a committee which authorizes the contract or transaction.

ARTICLE XVII

AMENDMENTS

These By-Laws may be altered, amended, or repealed and new by-laws may be adopted by the Board of Directors.